Form N-1A Cover	Dec. 23, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THOR FINANCIAL TECHNOLOGIES TRUST
Document Effective Date	Jan. 01, 2026
Entity Central Index Key	0001924447
Document Creation Date	Dec. 23, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Jan. 01, 2026